Supplemental Guarantor Information (Tables)	3 Months Ended
Mar. 31, 2018
Supplemental Guarantor Financial Information [Abstract]
Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheet
March 31, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	903	13	561	—	1,477
Accounts and other receivables	1	1	238	—	240
Accounts receivable—affiliate	—	26	114	(26)	114
Advances to affiliate	—	76	91	(70)	97
Inventory	—	11	72	—	83
Other current assets	13	3	38	—	54
Other current assets—affiliate	—	—	22	(22)	—
Total current assets	917	130	1,136	(118)	2,065

Property, plant and equipment, net	79	2,157	12,933	(24)	15,145
Debt issuance costs, net	18	—	16	—	34
Non-current derivative assets	15	—	9	—	24
Investments in subsidiaries	2,308	180	—	(2,488)	—
Other non-current assets, net	—	38	159	—	197
Total assets	$3,337	$2,505	$14,253	$(2,630)	$17,465

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$7	$—	$11
Accrued liabilities	43	15	451	—	509
Due to affiliates	—	94	32	(96)	30
Deferred revenue	—	26	69	—	95
Deferred revenue—affiliate	—	22	—	(22)	—
Derivative liabilities	—	—	4	—	4
Total current liabilities	43	161	563	(118)	649

Long-term debt, net	2,569	—	13,483	—	16,052
Non-current derivative liabilities	—	—	3	—	3
Other non-current liabilities	—	11	—	—	11
Other non-current liabilities—affiliate	—	25	—	—	25

Partners’ equity	725	2,308	204	(2,512)	725
Total liabilities and partners’ equity	$3,337	$2,505	$14,253	$(2,630)	$17,465

Condensed Consolidating Balance Sheet
December 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	1,033	12	544	—	1,589
Accounts and other receivables	—	2	189	—	191
Accounts receivable—affiliate	—	36	163	(36)	163
Advances to affiliate	—	20	26	(10)	36
Inventory	—	10	85	—	95
Other current assets	8	3	54	—	65
Other current assets—affiliate	—	—	21	(21)	—
Total current assets	1,041	83	1,082	(67)	2,139

Property, plant and equipment, net	80	2,164	12,920	(25)	15,139
Debt issuance costs, net	20	—	18	—	38
Non-current derivative assets	14	—	17	—	31
Investments in subsidiaries	2,076	(63)	—	(2,013)	—
Other non-current assets, net	—	37	169	—	206
Total assets	$3,231	$2,221	$14,206	$(2,105)	$17,553

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$8	$—	$12
Accrued liabilities	23	8	606	—	637
Due to affiliates	—	47	66	(45)	68
Deferred revenue	—	27	84	—	111
Deferred revenue—affiliate	—	22	—	(21)	1
Other current liabilities—affiliate	—	1	—	(1)	—
Total current liabilities	23	109	764	(67)	829

Long-term debt, net	2,569	—	13,477	—	16,046
Non-current deferred revenue	—	1	—	—	1
Non-current derivative liabilities	—	—	3	—	3
Other non-current liabilities	—	10	—	—	10
Other non-current liabilities—affiliate	—	25	—	—	25

Partners’ equity (deficit)	639	2,076	(38)	(2,038)	639
Total liabilities and partners’ equity (deficit)	$3,231	$2,221	$14,206	$(2,105)	$17,553

Condensed Consolidating Statements of Operations

Condensed Consolidating Statement of Operations
Three Months Ended March 31, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$1,015	$—	$1,015
LNG revenues—affiliate	—	—	503	—	503
Regasification revenues	—	65	—	—	65
Regasification revenues—affiliate	—	64	—	(64)	—
Other revenues	—	10	—	—	10
Other revenues—affiliate	—	55	—	(55)	—
Total revenues	—	194	1,518	(119)	1,593

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	—	838	(1)	837
Cost of sales—affiliate	—	—	8	(8)	—
Operating and maintenance expense	—	17	78	—	95
Operating and maintenance expense—affiliate	—	32	103	(109)	26
General and administrative expense	1	1	2	—	4
General and administrative expense—affiliate	3	4	12	(1)	18
Depreciation and amortization expense	1	18	86	—	105
Total operating costs and expenses	5	72	1,127	(119)	1,085

Income (loss) from operations	(5)	122	391	—	508

Other income (expense)
Interest expense, net of capitalized interest	(34)	—	(151)	—	(185)
Derivative gain, net	8	—	—	—	8
Equity earnings of subsidiaries	363	242	—	(605)	—
Other income (expense)	3	(1)	2	—	4
Total other income (expense)	340	241	(149)	(605)	(173)

Net income	$335	$363	$242	$(605)	$335

Condensed Consolidating Statement of Operations
Three Months Ended March 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$492	$—	$492
LNG revenues—affiliate	—	—	331	—	331
Regasification revenues	—	65	—	—	65
Regasification revenues—affiliate	—	33	—	(33)	—
Other revenues	—	2	—	—	2
Other revenues—affiliate	—	51	—	(50)	1
Total revenues	—	151	823	(83)	891

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	—	510	3	513
Cost of sales—affiliate	—	—	4	(4)	—
Operating and maintenance expense	1	10	39	—	50
Operating and maintenance expense—affiliate	—	34	59	(75)	18
General and administrative expense	1	—	2	—	3
General and administrative expense—affiliate	3	3	17	(1)	22
Depreciation and amortization expense	—	19	47	—	66
Total operating costs and expenses	5	66	678	(77)	672

Income (loss) from operations	(5)	85	145	(6)	219

Other income (expense)
Interest expense, net of capitalized interest	(25)	—	(105)	—	(130)
Loss on early extinguishment of debt	—	—	(42)	—	(42)
Derivative gain (loss), net	2	—	(2)	—	—
Equity earnings (losses) of subsidiaries	75	(4)	—	(71)	—
Total other income (expense)	52	(4)	(149)	(71)	(172)

Net income (loss)	$47	$81	$(4)	$(77)	$47

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(10)	$135	$206	$—	$331

Cash flows from investing activities
Property, plant and equipment, net	—	(5)	(189)	—	(194)
Investments in subsidiaries	(38)	—	—	38	—
Distributions received from affiliates, net	167	—	—	(167)	—
Net cash provided by (used in) investing activities	129	(5)	(189)	(129)	(194)

Cash flows from financing activities
Distributions to parent	—	(167)	—	167	—
Contributions from parent	—	38	—	(38)	—
Distributions to owners	(249)	—	—	—	(249)
Net cash used in financing activities	(249)	(129)	—	129	(249)

Net increase (decrease) in cash, cash equivalents and restricted cash	(130)	1	17	—	(112)
Cash, cash equivalents and restricted cash—beginning of period	1,033	12	544	—	1,589
Cash, cash equivalents and restricted cash—end of period	$903	$13	$561	$—	$1,477

Balances per Condensed Consolidating Balance Sheet:

	March 31, 2018
	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	903	13	561	—	1,477
Total cash, cash equivalents and restricted cash	$903	$13	$561	$—	$1,477

Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(29)	$32	$116	$(4)	$115

Cash flows from investing activities
Property, plant and equipment, net	—	—	(528)	4	(524)
Investments in subsidiaries	(127)	—	—	127	—
Distributions received from affiliates, net	159	—	—	(159)	—
Net cash provided by (used in) investing activities	32	—	(528)	(28)	(524)

Cash flows from financing activities
Proceeds from issuances of debt	—	—	2,314	—	2,314
Repayments of debt	—	—	(703)	—	(703)
Debt issuance and deferred financing costs	—	—	(26)	—	(26)
Distributions to parent	—	(159)	—	159	—
Contributions from parent	—	127	—	(127)	—
Distributions to owners	(25)	—	—	—	(25)
Net cash provided by (used in) financing activities	(25)	(32)	1,585	32	1,560

Net increase (decrease) in cash, cash equivalents and restricted cash	(22)	—	1,173	—	1,151
Cash, cash equivalents and restricted cash—beginning of period	234	13	358	—	605
Cash, cash equivalents and restricted cash—end of period	$212	$13	$1,531	$—	$1,756